Financial liabilities designated at fair value - Summary of financial liabilities at fair value (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,882,187	$ 2,682,252
Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	158,456	138,727
Deposits by banks and customer accounts | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	27,491	23,773
Liabilities to customers under investment contracts | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	5,288	5,931
Debt securities in issue
Disclosure of financial liabilities [line items]
Financial liabilities	216,217	205,564
Debt securities in issue | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	116,502	99,706
Subordinated liabilities | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	9,175	9,317
HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	153,859	138,096
HSBC Holdings | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	52,907	41,582
HSBC Holdings | Debt securities in issue
Disclosure of financial liabilities [line items]
Financial liabilities	113,711	97,588
HSBC Holdings | Debt securities in issue | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	44,687	33,268
HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	34,334	31,862
HSBC Holdings | Subordinated liabilities | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	$ 8,220	$ 8,314